SHARE CAPITAL - Issued and Outstanding (Details)				1 Months Ended	12 Months Ended
	Jan. 30, 2018 USD ($) shares	Dec. 27, 2017 USD ($) shares	Nov. 17, 2017 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2018 USD ($) Options shares	Dec. 31, 2017 USD ($) Options shares	Dec. 31, 2016 USD ($) Options shares
SHARE CAPITAL
Balance					$ (36,475,101)	$ (15,462,536)	$ 57,995,423
Issue of share capital pursuant to a private placement							7,090,200
Share issue costs							$ (35,540)
Issued for cash on exercise of options (in shares) | Options					499	21,740	1,013
Common shares issued from exercise of Warrants					$ 113,985,426	$ 1,127,057
Issued for cash on exercise of options						234,952	$ 75,192
Share-based payments					3,292,877	2,484,543	1,810,111
Balance				$ (36,475,101)	(9,666,884)	(36,475,101)	$ (15,462,536)
Issue price per unit | $ / shares			$ 1.46
Gross proceeds from issue of units			$ 37,487,497
Proceeds from exercise of warrants					$ 13,816,648	$ 18,750
Number of Warrants Exercised | shares					9,451,780
Derecognition of derivative financial liability				$ 45,132,259
Common shares
SHARE CAPITAL
Balance (in shares) | shares					1,029,156	786,833	667,649
Balance					$ 171,803,816	$ 168,712,673	$ 161,505,037
Issued for cash pursuant to an underwritten public offering and private placement (in shares) | shares						221,025	118,170
Issue of share capital pursuant to a private placement							$ 7,090,200
Share issue costs							$ (35,540)
Issued for cash on exercise of options (in shares)						18,750	1,014
Common shares issued from exercise of Warrants (in shares) | shares					503	2,548
Common shares issued from exercise of Warrants					$ 54,119,300	$ 1,127,057
Issued for cash on exercise of options					$ 88,917	$ 1,964,086	$ 152,976
Balance (in shares) | shares				1,029,156	28,017,203	1,029,156	786,833
Balance				$ 171,803,816	$ 304,460,533	$ 171,803,816	$ 168,712,673
Contributed Surplus
SHARE CAPITAL
Balance					23,056,846	22,301,437	20,569,110
Issued for cash on exercise of options					(88,917)	(1,729,134)	(77,784)
Share-based payments					3,292,877	2,484,543	1,810,111
Balance				$ 23,056,846	$ 26,260,806	$ 23,056,846	$ 22,301,437
Series A Units
SHARE CAPITAL
Number of units issued | shares			6,609,588
Series B Units
SHARE CAPITAL
Number of units issued | shares			19,066,780
Series B Warrants
SHARE CAPITAL
Number of Warrants Exercised | shares					35,128,148
Derecognition of derivative financial liability					$ 32,988,998
Series B Warrants | Common shares
SHARE CAPITAL
Common shares issued from exercise of Warrants (in shares) | shares					13,152,807
Series F Warrants
SHARE CAPITAL
Number of Warrants Exercised | shares					22,431,506
Derecognition of derivative financial liability					$ 29,085,125
Series F Warrants | Common shares
SHARE CAPITAL
Common shares issued from exercise of Warrants (in shares) | shares					2,957,397
Common shares issued from exercise of Warrants					$ 42,990,737
Series C Warrants
SHARE CAPITAL
Number of Warrants Exercised | shares					9,451,780
Derecognition of derivative financial liability					$ 4,459,249
Number of warrants initially granted | shares					10,273,972
Series C Warrants | Common shares
SHARE CAPITAL
Common shares issued from exercise of Warrants (in shares) | shares					94,518
Common shares issued from exercise of Warrants					$ 15,854,206
Series D Warrants
SHARE CAPITAL
Number of warrants issued | shares	1,698,841	1,874,989
Proceeds from exercise of warrants	$ 16,988	$ 18,750
Fair value of related derivative liability		$ 1,108,307
Derecognition of derivative financial liability	$ 1,004,195
Series D Warrants | Common shares
SHARE CAPITAL
Common shares issued from exercise of Warrants (in shares) | shares					16,988
Common shares issued from exercise of Warrants					$ 1,021,183
Convertible Notes
SHARE CAPITAL
Derecognition of derivative financial liability					20,555,832
Amount of notes converted to shares					$ 17,640,000
Convertible Notes | Common shares
SHARE CAPITAL
Common shares issued from exercise of Warrants (in shares) | shares					10,765,834
Common shares issued from exercise of Warrants					$ 18,582,374
Series A Warrants
SHARE CAPITAL
Number of Warrants Exercised | shares					9,451,780